Interest Expenses and Income (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Interest income	€ 411	€ 127	€ 24
Interest expense	2,534	2,466	1,614
EBI Loan [Member]
Statement Line Items [Line Items]
Interest expense	288	€ 0	€ 0
2020/2021 Convertible Bond [Member]
Statement Line Items [Line Items]
Interest expense	€ 98